Average Annual Total Returns - Emerging Markets Equity Portfolio	Emerging Markets Equity Portfolio 1 Yr	Emerging Markets Equity Portfolio 5 Yr	Emerging Markets Equity Portfolio 10 Yr	MSCI® Emerging Markets Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Yr		MSCI® Emerging Markets Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Yr		MSCI® Emerging Markets Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 10 Yr		MSCI® Emerging Markets Index (Gross)(reflects no deduction for fees, expenses or taxes) 1 Yr		MSCI® Emerging Markets Index (Gross)(reflects no deduction for fees, expenses or taxes) 5 Yr		MSCI® Emerging Markets Index (Gross)(reflects no deduction for fees, expenses or taxes) 10 Yr		Lipper® Variable Insurance Products (VIP) Emerging Markets Funds Average(reflects deductions for fees and expenses) 1 Yr	Lipper® Variable Insurance Products (VIP) Emerging Markets Funds Average(reflects deductions for fees and expenses) 5 Yr	Lipper® Variable Insurance Products (VIP) Emerging Markets Funds Average(reflects deductions for fees and expenses) 10 Yr
Total	26.86%	12.97%	3.33%	18.31%	[1]	12.81%	[1]	3.63%	[1]	18.69%	[1]	13.22%	[1]	4.00%	[1]	18.91%	12.68%	3.80%

[1]	With respect to its broad-based benchmark, the Portfolio has elected to calculate the MSCI® Emerging Markets Index net of withholding taxes on reinvested dividends rather than the MSCI® Emerging Markets Index gross of withholding taxes on reinvested dividends because the net calculation more closely reflects the Portfolio’s performance for an investor.